Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net Earnings (Loss)	$ 4,109	$ 6,450
Depreciation, Depletion and Amortization	4,644	4,679
Deferred Income Tax Expense (Recovery)	(250)	642
Unrealized (Gain) Loss on Risk Management	52	(126)
Unrealized Foreign Exchange (Gain) Loss	(210)	365
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	98	146
Revaluation (Gain) Loss	34	(549)
Re-measurement of Contingent Payments	59	(469)
(Gain) Loss on Divestiture of Assets	(14)	(269)
Unwinding of Discount on Decommissioning Liabilities	220	176
(Income) Loss From Equity-Accounted Affiliates	(51)	(15)
Distributions Received From Equity-Accounted Affiliates	149	65
Other	(37)	(117)
Settlement of Decommissioning Liabilities	(222)	(150)
Net Change in Non-Cash Working Capital	(1,193)	575
Cash From (Used in) Operating Activities	7,388	11,403
Investing Activities
Acquisitions, Net of Cash Acquired	(515)	(397)
Capital Investment	(4,298)	(3,708)
Proceeds From Divestitures	12	1,514
Payment on Divestiture of Assets	0	(50)
Net Change in Investments and Other	(125)	(211)
Net Change in Non-Cash Working Capital	(369)	538
Cash From (Used in) Investing Activities	(5,295)	(2,314)
Net Cash Provided (Used) Before Financing Activities	2,093	9,089
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	58	34
Repayment of Long-Term Debt	(1,346)	(4,149)
Principal Repayment of Leases	(288)	(302)
Common Shares Issued Under Stock Option Plans	46	138
Purchase of Common Shares Under NCIB	(1,061)	(2,530)
Payment for Purchase of Warrants	(711)	0
Proceeds From Exercise of Warrants	18	62
Other inflows (outflows) of cash	(3)	(2)
Cash From (Used in) Financing Activities	(4,313)	(7,676)
Effect of Foreign Exchange on Cash and Cash Equivalents	(77)	238
Increase (Decrease) in Cash and Cash Equivalents	(2,297)	1,651
Cash and Cash Equivalents, Beginning of Year	4,524	2,873
Cash and Cash Equivalents, End of Year	2,227	4,524
Common Shares
Financing Activities
Dividends paid	(990)	(682)
Variable Dividends Paid on Common Shares	0	(219)
Preference shares
Financing Activities
Dividends paid	$ (36)	$ (26)